Fees to Auditors - Summary of Fees to Auditors (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Auditors Remuneration [line items]
Audit fees	kr 105	kr 102	kr 91
Audit-related fees	12	13	11
Tax fees	21	11	17
Other fees	12	15	16
Total	150	141	135
PwC [member]
Auditors Remuneration [line items]
Audit fees	96	98	89
Audit-related fees	12	11	11
Tax fees	10	9	13
Other fees	6	9	9
Total	124	127	122
Others [member]
Auditors Remuneration [line items]
Audit fees	9	4	2
Audit-related fees		2
Tax fees	11	2	4
Other fees	6	6	7
Total	kr 26	kr 14	kr 13